Document and Entity Information	9 Months Ended
Mar. 31, 2016
Document And Entity Information
Entity Registrant Name	WEARABLE HEALTH SOLUTIONS, INC.
Entity Central Index Key	0001443089
Document Type	S-1/A
Document Period End Date	Mar. 31, 2016
Amendment Flag	true
Amendment Description	Amendment No. 3
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company